Notes to the Profit or Loss Statement - Schedule of Changes in Deferred Taxes (Detail)	12 Months Ended
Dec. 31, 2021 EUR (€)
Disclosure of Reconciliation of Changes in Deferred Tax Liability Asset [line items]
Recognized in Profit or Loss	€ (40,600,000)
Deferred tax liabilities recognised as of acquisition date	38,700,000
Deferred tax assets recognised as of acquisition date	145,900,000
Deferred tax items recognized against equity	12,700,000
Collaborations [Member]
Disclosure of Reconciliation of Changes in Deferred Tax Liability Asset [line items]
Recognized in Profit or Loss	4,350,000
Recognized in Equity	0
Financial Liabilities from Future Payments to Royalty Pharma [Member]
Disclosure of Reconciliation of Changes in Deferred Tax Liability Asset [line items]
Recognized in Profit or Loss	41,519,000
Recognized in Equity	0
Convertible bonds [member]
Disclosure of Reconciliation of Changes in Deferred Tax Liability Asset [line items]
Recognized in Profit or Loss	2,787,000
Recognized in Equity	0
Leases [Member]
Disclosure of Reconciliation of Changes in Deferred Tax Liability Asset [line items]
Recognized in Profit or Loss	(211,000)
Recognized in Equity	0
Intangible asset [member]
Disclosure of Reconciliation of Changes in Deferred Tax Liability Asset [line items]
Recognized in Profit or Loss	(13,180,000)
Recognized in Equity	(183,878,000)
Inventories [Member]
Disclosure of Reconciliation of Changes in Deferred Tax Liability Asset [line items]
Recognized in Profit or Loss	927,000
Recognized in Equity	0
Receivables and other assets [member]
Disclosure of Reconciliation of Changes in Deferred Tax Liability Asset [line items]
Recognized in Profit or Loss	(1,986,000)
Recognized in Equity	0
Property, plant and equipment [member]
Disclosure of Reconciliation of Changes in Deferred Tax Liability Asset [line items]
Recognized in Profit or Loss	113,000
Recognized in Equity	160,000
Other provisions [member]
Disclosure of Reconciliation of Changes in Deferred Tax Liability Asset [line items]
Recognized in Profit or Loss	4,363,000
Recognized in Equity	1,659,000
Other liabilities [member]
Disclosure of Reconciliation of Changes in Deferred Tax Liability Asset [line items]
Recognized in Profit or Loss	980,000
Recognized in Equity	0
Tax Losses [Member]
Disclosure of Reconciliation of Changes in Deferred Tax Liability Asset [line items]
Recognized in Profit or Loss	35,047,000
Recognized in Equity	144,081,000
Foreign Currency Translation Differences [Members]
Disclosure of Reconciliation of Changes in Deferred Tax Liability Asset [line items]
Recognized in Profit or Loss	710,000
Recognized in Equity	(710,000)
Deferred Tax [member]
Disclosure of Reconciliation of Changes in Deferred Tax Liability Asset [line items]
Recognized in Profit or Loss	75,419,000
Recognized in Equity	€ (38,688,000)